REVERSAL OF IMPAIRMENT CHARGES (Tables)	9 Months Ended
Sep. 30, 2017
Impairment Of Assets [Abstract]
Disclosure of reversal of impairment loss

		Three months ended September 30,		Nine months ended September 30,
	Notes	2017	2016	2017	2016
Suriname CGU[1]
Property, plant and equipment	11	$—	$—	$124.1	$—
Côté Gold Project
Exploration and evaluation assets	12	—	—	400.0	—
		$—	$—	$524.1	$—
1 The Suriname CGU consists of Rosebel Gold Mines N.V. and Euro Ressources S.A.